UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)

STF ETFs

STF Tactical Growth ETF (TUG)
STF Tactical Growth & Income ETF (TUGN)

SEMI-ANNUAL REPORT

September 30, 2023
(Unaudited)

STF ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments	3
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Supplemental Information	24
Review of Liquidity Risk Management Program	25

STF ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (April 1, 2023 to September 30, 2023).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
STF Tactical Growth ETF
Actual	$1,000.00	$ 1,080.60	0.65%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.75	0.65%	$3.29
STF Tactical Growth & Income ETF
Actual	$1,000.00	$ 1,082.90	0.65%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.75	0.65%	$3.29

(1)	Expenses are calculated using each Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the 183/366 (to reflect the six-month period).

STF Tactical Growth ETF

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.1%
Accommodation — 0.5%
Marriott International, Inc. - Class A	3,935	$773,464

Administrative and Support Services — 2.8%
Atlassian Corp. - Class A (a)	2,014	405,841
Baker Hughes Co.	13,407	473,535
Booking Holdings, Inc. (a)	481	1,483,380
JD.com, Inc. - ADR (b)	6,014	175,188
PayPal Holdings, Inc. (a)	14,533	849,599
PDD Holdings, Inc. - ADR (a)(b)	8,632	846,540
		4,234,083
Apparel Manufacturing — 0.4%
Lululemon Athletica, Inc. (a)	1,603	618,133

Beverage and Tobacco Product Manufacturing — 2.9%
Keurig Dr. Pepper, Inc.	18,434	581,961
Monster Beverage Corp. (a)	13,912	736,641
PepsiCo, Inc.	18,227	3,088,383
		4,406,985
Broadcasting (except Internet) — 1.9%
Comcast Corp. - Class A	54,504	2,416,707
Sirius XM Holdings, Inc.	51,254	231,668
Warner Bros Discovery, Inc. (a)	31,992	347,433
		2,995,808
Chemical Manufacturing — 4.9%
Amgen, Inc.	7,092	1,906,046
AstraZeneca PLC - ADR (b)	7,705	521,782
Biogen, Inc. (a)	1,920	493,459
Gilead Sciences, Inc.	16,538	1,239,358
Moderna, Inc. (a)	5,027	519,239
Regeneron Pharmaceuticals (a)	1,421	1,169,426
Seagen, Inc. (a)	2,491	528,466
Vertex Pharmaceuticals, Inc. (a)	3,427	1,191,705
		7,569,481
Clothing & Clothing Accessories Stores — 0.3%
Ross Stores, Inc.	4,528	511,438

Computer and Electronic Product Manufacturing — 30.1% (c)
Advanced Micro Devices, Inc. (a)	21,488	2,209,396
Analog Devices, Inc.	6,554	1,147,540
Apple, Inc.	96,649	16,547,275
Broadcom, Inc.	5,472	4,544,934
Cisco Systems, Inc.	54,116	2,909,276
Enphase Energy, Inc. (a)	1,818	218,433
Fortinet, Inc. (a)	10,326	605,930
GE HealthCare Technologies, Inc.	5,982	407,015
GLOBALFOUNDRIES, Inc. (a)(b)	7,244	421,528
IDEXX Laboratories, Inc. (a)	1,094	478,373
Illumina, Inc. (a)	2,071	284,307
Intel Corp.	55,690	1,979,779
Lam Research Corp.	1,751	1,097,474
Marvell Technology, Inc.	11,388	616,432
Microchip Technology, Inc.	7,194	561,492
Micron Technology, Inc.	14,518	987,660
NVIDIA Corp.	15,284	6,648,387
NXP Semiconductors (b)	3,399	679,528
ON Semiconductor Corp. (a)	5,702	530,001
QUALCOMM, Inc.	14,732	1,636,136
Texas Instruments, Inc.	11,961	1,901,919
		46,412,815
Data Processing, Hosting and Related Services — 1.7%
Airbnb, Inc. - Class A (a)	5,616	770,571
Automatic Data Processing, Inc.	5,453	1,311,883
Verisk Analytics, Inc.	1,922	454,053
		2,536,507
Electric Vehicle Manufacturer — 0.1%
Lucid Group, Inc. (a)	29,415	164,430

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Schedule of Investments

September 30, 2023 (Unaudited) (Continued)

	Shares	Value
Food Manufacturing — 1.2%
Mondelez International, Inc. - Class A	17,973	$1,247,326
The Kraft Heinz Co.	16,261	547,020
		1,794,346
Food Services and Drinking Places — 1.3%
Cintas Corp.	1,347	647,921
Starbucks Corp.	15,193	1,386,665
		2,034,586
General Merchandise Stores — 2.4%
Costco Wholesale Corp.	5,887	3,325,920
Dollar Tree, Inc. (a)	2,909	309,663
		3,635,583
Health and Personal Care Stores — 0.2%
Walgreens Boots Alliance, Inc.	11,350	252,424

Machinery Manufacturing — 2.0%
Applied Materials, Inc.	11,074	1,533,195
ASML Holding - ADR (b)	1,146	674,604
KLA Corp.	1,818	833,844
		3,041,643
Merchant Wholesalers, Durable Goods — 0.6%
Copart, Inc. (a)	12,677	546,252
Fastenal Co.	7,580	414,171
		960,423
Miscellaneous Manufacturing — 1.4%
Align Technology, Inc. (a)	1,003	306,236
Dexcom, Inc. (a)	5,173	482,641
Intuitive Surgical, Inc. (a)	4,649	1,358,856
		2,147,733
Motor Vehicle and Parts Dealers — 0.5%
O’Reilly Automotive, Inc. (a)	798	725,270

Nonstore Retailers — 6.0%
Amazon.com, Inc. (a)	63,529	8,075,806
eBay, Inc.	7,051	310,879
MercadoLibre, Inc. (a)	660	836,801
		9,223,486
Other Information Services — 4.0%
CoStar Group, Inc. (a)	5,402	415,360
Meta Platforms, Inc. - Class A (a)	19,096	5,732,810
		6,148,170
Professional, Scientific, and Technical Services — 8.3%
Alphabet, Inc. - Class A (a)	36,638	4,794,449
Alphabet, Inc. - Class C (a)	35,836	4,724,977
Cognizant Technology Solutions - Class A	6,693	453,384
Palo Alto Networks, Inc. (a)	4,057	951,123
Paychex, Inc.	4,794	552,892
Trade Desk, Inc. - Class A (a)	5,846	456,865
Workday, Inc. - Class A (a)	2,739	588,474
Zscaler, Inc. (a)	1,919	298,577
		12,820,741
Publishing Industries (except Internet) — 15.2%
Adobe Systems, Inc. (a)	6,014	3,066,539
ANSYS, Inc. (a)	1,145	340,695
Autodesk, Inc. (a)	2,820	583,486
Cadence Design Systems, Inc. (a)	3,610	845,823
Crowdstrike Holdings, Inc. - Class A (a)	2,982	499,127
Datadog, Inc. - Class A (a)	3,920	357,073
Electronic Arts, Inc.	3,586	431,754
Intuit, Inc.	3,698	1,889,456
Microsoft Corp.	46,082	14,550,391
Synopsys, Inc. (a)	2,018	926,201
		23,490,545
Rail Transportation — 0.5%
CSX Corp.	26,594	817,765

Rental and Leasing Services — 1.4%
Netflix, Inc. (a)	5,890	2,224,064

Support Activities for Mining — 0.2%
Diamondback Energy, Inc.	2,367	366,601

Telecommunications — 2.1%
Charter Communications, Inc. - Class A (a)	1,958	861,168
T-Mobile U.S., Inc. (a)	15,672	2,194,864
Zoom Video Communications, Inc. - Class A (a)	3,352	234,439
		3,290,471
Transportation Equipment Manufacturing — 4.6%
Honeywell International, Inc.	8,794	1,624,604
PACCAR, Inc.	6,904	586,978
Tesla, Inc. (a)	19,507	4,881,042
		7,092,624
Truck Transportation — 0.4%
Old Dominion Freight Line, Inc.	1,461	597,754

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Schedule of Investments

September 30, 2023 (Unaudited) (Continued)

	Shares	Value
Utilities — 1.2%
American Electric Power Co., Inc.	6,837	$514,279
Constellation Energy Corp.	4,237	462,172
Exelon Corp.	13,194	498,601
Xcel Energy, Inc.	7,305	417,992
		1,893,044
TOTAL COMMON STOCKS (Cost $143,082,762)		152,780,417

TOTAL INVESTMENTS (Cost $143,082,762) — 99.1%		152,780,417
Other assets and liabilities, net — 0.9%		1,378,498
NET ASSETS — 100.0%		$154,158,915

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2%
Accommodation — 0.5%
Marriott International, Inc. - Class A	917	$180,245

Administrative and Support Services — 2.8%
Atlassian Corp. - Class A (a)	472	95,113
Baker Hughes Co.	3,123	110,304
Booking Holdings, Inc. (a)	114	351,570
JD.com, Inc. - ADR (b)	1,402	40,840
PayPal Holdings, Inc. (a)	3,384	197,829
PDD Holdings, Inc. - ADR (a)(b)	2,010	197,121
		992,777
Apparel Manufacturing — 0.4%
Lululemon Athletica, Inc. (a)	375	144,604

Beverage and Tobacco Product Manufacturing — 2.9%
Keurig Dr. Pepper, Inc.	4,290	135,435
Monster Beverage Corp. (a)	3,240	171,558
PepsiCo, Inc.	4,243	718,934
		1,025,927
Broadcasting (except Internet) — 1.9%
Comcast Corp. - Class A	12,684	562,409
Sirius XM Holdings, Inc.	11,928	53,914
Warner Bros Discovery, Inc. (a)	7,446	80,864
		697,187
Chemical Manufacturing — 4.9%
Amgen, Inc.	1,651	443,723
AstraZeneca PLC - ADR (b)	1,790	121,219
Biogen, Inc. (a)	449	115,397
Gilead Sciences, Inc.	3,850	288,519
Moderna, Inc. (a)	1,171	120,953
Regeneron Pharmaceuticals, Inc. (a)	333	274,046
Seagen, Inc. (a)	582	123,471
Vertex Pharmaceuticals, Inc. (a)	800	278,192
		1,765,520
Clothing & Clothing Accessories Stores — 0.3%
Ross Stores, Inc.	1,055	119,162

Computer and Electronic Product Manufacturing — 30.1% (c)
Advanced Micro Devices, Inc. (a)	5,002	514,306
Analog Devices, Inc.	1,519	265,962
Apple, Inc.	22,491	3,850,684
Broadcom, Inc.	1,276	1,059,820
Cisco Systems, Inc.	12,593	677,000
Enphase Energy, Inc. (a)	418	50,223
Fortinet, Inc. (a)	2,404	141,067
GE HealthCare Technologies, Inc.	1,394	94,848
GLOBALFOUNDRIES, Inc. (a)(b)	1,688	98,225
IDEXX Laboratories, Inc. (a)	257	112,378
Illumina, Inc. (a)	483	66,306
Intel Corp.	12,960	460,728
Lam Research Corp.	405	253,842
Marvell Technology, Inc.	2,655	143,715
Microchip Technology, Inc.	1,676	130,812
Micron Technology, Inc.	3,380	229,941
NVIDIA Corp.	3,558	1,547,694
NXP Semiconductors (b)	793	158,536
ON Semiconductor Corp. (a)	1,329	123,530
QUALCOMM, Inc.	3,430	380,936
Texas Instruments, Inc.	2,788	443,320
		10,803,873
Data Processing, Hosting and Related Services — 1.7%
Airbnb, Inc. - Class A (a)	1,308	179,471
Automatic Data Processing, Inc.	1,271	305,777
Verisk Analytics, Inc.	449	106,072
		591,320
Electric Vehicle Manufacturer — 0.1%
Lucid Group, Inc. (a)	6,847	38,275

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

September 30, 2023 (Unaudited) (Continued)

	Shares	Value
Food Manufacturing — 1.2%
Mondelez International, Inc. - Class A	4,184	$290,370
The Kraft Heinz Co.	3,786	127,361
		417,731
Food Services and Drinking Places — 1.3%
Cintas Corp.	316	151,999
Starbucks Corp.	3,540	323,096
		475,095
General Merchandise Stores — 2.4%
Costco Wholesale Corp.	1,370	773,995
Dollar Tree, Inc. (a)	682	72,599
		846,594
Health and Personal Care Stores — 0.2%
Walgreens Boots Alliance, Inc.	2,644	58,803

Machinery Manufacturing — 2.0%
Applied Materials, Inc.	2,580	357,201
ASML Holding - ADR (b)	266	156,583
KLA Corp.	424	194,472
		708,256
Merchant Wholesalers, Durable Goods — 0.6%
Copart, Inc. (a)	2,951	127,159
Fastenal Co.	1,769	96,658
		223,817
Miscellaneous Manufacturing — 1.4%
Align Technology, Inc. (a)	235	71,750
Dexcom, Inc. (a)	1,206	112,520
Intuitive Surgical, Inc. (a)	1,085	317,135
		501,405
Motor Vehicle and Parts Dealers — 0.5%
O’Reilly Automotive, Inc. (a)	188	170,866

Nonstore Retailers — 6.0%
Amazon.com, Inc. (a)	14,784	1,879,342
eBay, Inc.	1,641	72,352
MercadoLibre, Inc. (a)	155	196,521
		2,148,215
Other Information Services — 4.0%
CoStar Group, Inc. (a)	1,259	96,804
Meta Platforms, Inc. - Class A (a)	4,444	1,334,133
		1,430,937
Professional, Scientific, and Technical Services — 8.3%
Alphabet, Inc. - Class A (a)	8,527	1,115,843
Alphabet, Inc. - Class C (a)	8,341	1,099,761
Cognizant Technology Solutions - Class A	1,561	105,742
Palo Alto Networks, Inc. (a)	947	222,015
Paychex, Inc.	1,117	128,824
Trade Desk, Inc. - Class A (a)	1,360	106,284
Workday, Inc. - Class A (a)	639	137,289
Zscaler, Inc. (a)	448	69,704
		2,985,462
Publishing Industries (except Internet) — 15.3%
Adobe Systems, Inc. (a)	1,402	714,880
ANSYS, Inc. (a)	272	80,933
Autodesk, Inc. (a)	658	136,147
Cadence Design Systems, Inc. (a)	841	197,046
Crowdstrike Holdings, Inc. - Class A (a)	695	116,329
Datadog, Inc. - Class A (a)	914	83,256
Electronic Arts, Inc.	835	100,534
Intuit, Inc.	863	440,941
Microsoft Corp.	10,725	3,386,419
Synopsys, Inc. (a)	473	217,093
		5,473,578
Rail Transportation — 0.5%
CSX Corp.	6,188	190,281

Rental and Leasing Services — 1.4%
Netflix, Inc. (a)	1,371	517,690

Support Activities for Mining — 0.2%
Diamondback Energy, Inc.	548	84,874

Telecommunications — 2.1%
Charter Communications, Inc. - Class A (a)	458	201,438
T-Mobile U.S., Inc. (a)	3,649	511,042
Zoom Video Communications, Inc. - Class A (a)	782	54,693
		767,173
Transportation Equipment Manufacturing — 4.6%
Honeywell International, Inc.	2,047	378,163
PACCAR, Inc.	1,609	136,797
Tesla, Inc. (a)	4,541	1,136,249
		1,651,209
Truck Transportation — 0.4%
Old Dominion Freight Line, Inc.	340	139,108

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

September 30, 2023 (Unaudited) (Continued)

	Shares	Value
Utilities — 1.2%
American Electric Power Co., Inc.	1,592	$119,750
Constellation Energy Corp.	988	107,771
Exelon Corp.	3,071	116,053
Xcel Energy, Inc.	1,700	97,274
		440,848
TOTAL COMMON STOCKS (Cost $34,906,497)		35,590,832

TOTAL INVESTMENTS (Cost $34,906,497) — 99.2%		35,590,832
Other assets and liabilities, net — 0.8%		288,034
NET ASSETS — 100.0%		$35,878,866

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of the financial statements.

STF ETFs

Statements of Assets and Liabilities

September 30, 2023 (Unaudited)

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Assets
Investments, at value (cost $143,082,762 and $34,906,497, respectively)	$152,780,417	$35,590,832
Cash	1,434,412	301,478
Dividend receivable	28,415	6,686
Receivable for fund shares sold	—	1,054,415
Total assets	154,243,244	36,953,411

Liabilities
Payable for investment securities purchased	—	1,054,415
Payable to Adviser	84,329	20,130
Total liabilities	84,329	1,074,545
Net Assets	$154,158,915	$35,878,866

Net Assets Consists of:
Paid-in capital	$148,672,878	$38,730,682
Total distributable earnings (accumulated losses)	5,486,037	(2,851,816)
Net Assets	$154,158,915	$35,878,866

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,800,000	1,700,000
Net Asset Value, redemption price and offering price per share	$26.58	$21.11

The accompanying notes are an integral part of the financial statements.

STF ETFs

Statements of Operations

For the Six Months Ended September 30, 2023 (Unaudited)

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Investment Income
Dividend income (net of withholding tax and issuance fees of $1,226 and $245, respectively)	$441,039	$84,335
Interest income	923,574	188,841
Total investment income	1,364,613	273,176

Expenses
Investment advisory fees	478,516	93,244
Total expenses	478,516	93,244
Net investment income	886,097	179,932

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	11,383,476	2,110,787
Purchased options	—	28,692
Written options	—	(10,206)
Net realized gain	11,383,476	2,129,273
Net change in unrealized appreciation/depreciation on investments	(1,954,295)	(930,817)
Net realized and unrealized gain	9,429,181	1,198,456
Net increase in net assets from operations	$10,315,278	$1,378,388

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Statements of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Period Ended March 31, 2023(1)
From Operations
Net investment income	$886,097	$1,958,567
Net realized gain (loss) on investments	11,383,476	(15,334,783)
Net change in unrealized appreciation/depreciation on investments	(1,954,295)	11,651,950
Net increase (decrease) in net assets resulting from operations	10,315,278	(1,724,266)

From Distributions
Distributable earnings	(882,350)	(1,955,937)
Total distributions	(882,350)	(1,955,937)

From Capital Share Transactions
Proceeds from shares sold	16,099,058	164,814,655
Cost of shares redeemed	—	(32,508,290)
Transaction fees (Note 4)	170	597
Net increase in net assets resulting from capital share transactions	16,099,228	132,306,962

Total Increase in Net Assets	25,532,156	128,626,759

Net Assets
Beginning of period	128,626,759	—
End of period	$154,158,915	$128,626,759

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,200,000	—
Shares sold	600,000	6,600,000
Shares redeemed	—	(1,400,000)
Shares outstanding, end of period	5,800,000	5,200,000

(1)	The Fund commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Statements of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)		Period Ended March 31, 2023(1)
From Operations
Net investment income	$179,932		$349,683
Net realized gain (loss) on investments, purchased options and written options	2,129,273		(4,620,192)
Net change in unrealized appreciation/depreciation on investments	(930,817)		1,615,152
Net increase (decrease) in net assets resulting from operations	1,378,388		(2,655,357)

From Distributions
Distributable earnings	(1,767,604	)(2)	(349,683)
Return of capital	—		(1,879,967)
Total distributions	(1,767,604)		(2,229,650)

From Capital Share Transactions
Proceeds from shares sold	19,941,160		39,716,845
Cost of shares redeemed	(3,873,680)		(14,637,587)
Transaction fees (Note 4)	1,222		5,129
Net increase in net assets resulting from capital share transactions	16,068,702		25,084,387

Total Increase in Net Assets	15,679,486		20,199,380

Net Assets
Beginning of period	20,199,380		—
End of period	$35,878,866		$20,199,380

Changes in Shares Outstanding
Shares outstanding, beginning of period	975,000		—
Shares sold	900,000		1,700,000
Shares redeemed	(175,000)		(725,000)
Shares outstanding, end of period	1,700,000		975,000

(1)	The Fund commenced operations on May 18, 2022.
(2)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Financial Highlights

For a Share Outstanding Throughout each Period

	Six Months Ended September 30, 2023 (Unaudited)	Period Ended March 31, 2023(1)
Net Asset Value, Beginning of Period	$24.74	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.16	0.34
Net realized and unrealized gain (loss)	1.83	(0.26)
Total from investment operations	1.99	0.08

Less distributions paid:
From net investment income	(0.15)	(0.34)
Total distributions paid	(0.15)	(0.34)

Capital share transactions:
Transaction fees (see Note 4)	0.00 (8)	0.00 (8)

Net Asset Value, End of Period	$26.58	$24.74

Total return, at NAV(3)(5)	8.06%	0.43%
Total return, at Market(4)(5)	8.56%	0.20%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$154,159	$128,627

Ratio of expenses to average net assets(6)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(6)	1.20%	1.66%
Portfolio turnover rate (5)(7)	88%	423%

(1)	The Fund commenced operations on May 18, 2022.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Nasdaq Stock Market. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Nasdaq Stock Market.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(8)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Financial Highlights

For a Share Outstanding Throughout each Period

	Six Months Ended September 30, 2023 (Unaudited)	Period Ended March 31, 2023(1)
Net Asset Value, Beginning of Period	$20.72	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.14	0.34
Net realized and unrealized gain (loss)	1.58	(2.59)
Total from investment operations	1.72	(2.25)

Less distributions paid:
From net investment income	(1.33)	(0.46)
From return of capital	—	(1.57)
Total distributions paid	(1.33)	(2.03)

Capital share transactions:
Transaction fees (see Note 4)	0.00 (8)	0.00 (8)

Net Asset Value, End of Period	$21.11	$20.72

Total return, at NAV(3)(5)	8.29%	-8.66%
Total return, at Market(4)(5)	8.28%	-8.57%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$35,879	$20,199

Ratio of expenses to average net assets(6)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(6)	1.25%	1.86%
Portfolio turnover rate (5)(7)	76%	429%

(1)	The Fund commenced operations on May 18, 2022.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Nasdaq Stock Market. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Nasdaq Stock Market.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(8)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited)

1.	ORGANIZATION

The STF Tactical Growth ETF (“TUG”) and STF Tactical Growth & Income ETF (“TUGN”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

TUG is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve long-term growth of capital and TUGN is an actively-managed ETF that seeks long-term growth of capital and current income.

The Funds seek to achieve their investment objective by allocating investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Funds also may utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited) (Continued)

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless STF Management LP, (the “Adviser”) determines in good faith that such method does not represent fair value.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at September 30, 2023, are as follows:

STF Tactical Growth ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$152,780,417	$—	$—	$152,780,417
Total Investments - Assets	$152,780,417	$—	$—	$152,780,417

STF Tactical Growth & Income ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$35,590,832	$—	$—	$35,590,832
Total Investments - Assets	$35,590,832	$—	$—	$35,590,832

*	See the Schedules of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited) (Continued)

income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly for TUG and monthly for TUGN, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2023, the Funds’ most recent fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of March 31, 2023, the Funds’ most recent fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal period. At March 31, 2023, the Funds’ most recent fiscal period end, the tax periods since the commencement of operations are open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

TUGN may seek to enhance the Fund’s return by utilizing an options spread strategy which typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).

TUGN may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited) (Continued)

The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Funds. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of September 30, 2023, the Fund’s derivative instruments are not subject to a master netting arrangement.

Derivative Instruments

The average monthly value outstanding of purchased and written options during the six months ended September 30, 2023, were as follows:

STF Tactical Growth & Income ETF
Purchased Options	$86,479
Written Options	(227,579)

There were no purchased or written option positions open as of September 30, 2023. The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended September 30, 2023:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
STF Tactical Growth & Income ETF	Equity Risk Contracts	$28,692	$(10,206)	$—	$—

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited) (Continued)

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited) (Continued)

Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid for the six months ended September 30, 2023, was as follows:

	Ordinary Income(1)
STF Tactical Growth ETF	$882,350
STF Tactical Growth & Income ETF	1,767,604	(2)

The tax character of distributions paid for the fiscal period ended March 31, 2023, was as follows:

	Ordinary Income(1)	Return of Capital
STF Tactical Growth ETF	$1,955,937	$—
STF Tactical Growth & Income ETF	349,683	1,879,967

(1)	Ordinary Income includes short-term capital gains.

(2)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

At March 31, 2023, the Funds’ most recent fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Federal Tax Cost of Investments	$121,485,103	$19,319,074
Gross Tax Unrealized Appreciation	$12,737,482	$1,826,589
Gross Tax Unrealized Depreciation	(5,793,363)	(986,404)
Net Tax Unrealized Appreciation (Depreciation)	6,944,119	840,185
Undistributed Ordinary Income	2,630	—
Other Accumulated Gain (Loss)	(10,893,640)	(3,302,785)
Total Distributable Earnings / (Accumulated Losses)	$(3,946,891)	$(2,462,600)

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited) (Continued)

Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-December losses are determined only at the end of each fiscal year. At March 31, 2023, the Funds’ most recent fiscal period end, TUG and TUGN had short term capital losses remaining of $10,893,640 and $2,259,045, respectively, which will be carried forward indefinitely to offset future realized capital gains. At March 31, 2023, the Funds’ most recent fiscal period end, TUGN had long term capital losses remaining of $1,043,740, which will be carried forward indefinitely to offset future realized capital gains.

6.	INVESTMENT TRANSACTIONS

During the six months ended September 30, 2023, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
STF Tactical Growth ETF	$—	$—
STF Tactical Growth & Income ETF	764,705	(4,748)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended September 30, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
STF Tactical Growth ETF	$115,386,246	$110,749,678	$9,991,099	$—
STF Tactical Growth & Income ETF	25,598,003	18,892,167	10,674,395	3,181,161

Purchases and sales/maturities of long-term U.S. government obligations for the Funds during the six months ended September 30, 2023, were as follows:

	Purchases	Sales
STF Tactical Growth ETF	$28,038,343	$28,198,506
STF Tactical Growth & Income ETF	4,776,777	4,802,882

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8.	OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

STF ETFs

Notes to Financial Statements

September 30, 2023 (Unaudited) (Continued)

9.	SUBSEQUENT EVENTS

On October 27, 2023, STF Tactical Growth & Income ETF paid a distribution to shareholders of record on October 26, 2023 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
STF Tactical Growth & Income ETF	$0.21	$367,300

On November 27, 2023, STF Tactical Growth & Income ETF paid a distribution to shareholders of record on November 24, 2023 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
STF Tactical Growth & Income ETF	$0.21	$386,400

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

STF ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-590-9112, or by visiting the Funds’ website at www.stfm.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-590-9112. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-866-590-9112; and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.stfm.com.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended March 31, 2023, the Funds’ most recent fiscal period end, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

STF Tactical Growth ETF	16.69%
STF Tactical Growth & Income ETF	14.89%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended March 31, 2023, the Funds’ most recent fiscal period end, was as follows:

STF Tactical Growth ETF	16.30%
STF Tactical Growth & Income ETF	15.47%

STF ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Investment Adviser:

STF Management, LP
6136 Frisco Square Boulevard, Suite 400
Frisco, TX 75034

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	12/4/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	12/4/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	12/4/2023

*	Print the name and title of each signing officer under his or her signature.

3